SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Other intangible assets, useful life	2 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Other intangible assets, useful life	20 years
Plant and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3 years
Plant and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	15 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	20 years